December 2, 2019

BNY MELLON OPPORTUNITY FUNDS
BNY Mellon Strategic Beta Emerging Markets Equity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information contained in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).  BNYM Investment Adviser has engaged its affiliate, Mellon Investments Corporation (Mellon), to serve as the fund's subadviser.

The fund is managed by a team of portfolio managers employed by Mellon.  The team members who are jointly and primarily responsible for managing the fund's portfolio are Peter D. Goslin, CFA, Syed A. Zamil, CFA and Tao Wang.  Messrs. Goslin, Zamil and Wang have been primary portfolio managers of the fund since September 2014, March 2017 and December 2019, respectively.  Mr. Goslin is a director and senior portfolio manager at Mellon, where he leads the Multi-Factor Equity team.  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  Mr. Wang is a director and senior research analyst focusing on quantitative equity models and portfolios at Mellon.

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of portfolio managers employed by Mellon.  The team members who are jointly and primarily responsible for managing the fund's portfolio are Peter D. Goslin, CFA, Syed A. Zamil, CFA and Tao Wang.  Messrs. Goslin, Zamil and Wang have been primary portfolio managers of the fund since September 2014, March 2017 and December 2019, respectively.  Mr. Goslin is a director and senior portfolio manager at Mellon, where he leads the Multi-Factor Equity team.  He has been employed by Mellon or a predecessor company since 1999.  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  He has been employed by Mellon or a predecessor company since October 2015.  Prior to joining Mellon, Mr. Zamil was employed from October 2012 until October 2015 by American Century Investments as a portfolio manager.  Mr. Wang is a director and senior quantitative analyst focusing on quantitative equity models and portfolios at Mellon.  He has been employed by Mellon or a predecessor company since January 2013.

6342STK1219

December 2, 2019

BNY MELLON OPPORTUNITY FUNDS

BNY Mellon Strategic Beta Emerging Markets Equity Fund ("BNYMSBEMEF")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Tao Wang[1]	2	$319M	None	N/A	None	N/A

1Because Mr. Wang became a primary portfolio manager of BNYMSBEMEF as of December 2, 2019, his information is as of October 31, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Tao Wang	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Tao Wang[1]	BNYMSBEMEF	None

1Because Mr. Wang became a primary portfolio manager of BNYMSBEMEF as of December 2, 2019, his information is as of October 31, 2019.

GRP1-SAISTK-1219